DWS Global Small Cap VIP Investment Strategy - Class A [Member] - DWS Global Small Cap VIP	Apr. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 30% of the aggregate market capitalization of the S&P Developed Broad Market Index). As of February 28, 2026, the market capitalization of the smallest 30% of the aggregate market capitalization of the S&P Developed Broad Market Index was between $8.3 million and $46 billion.Due to regulatory changes, effective June 11, 2026, the fund will replace the 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of small companies throughout the world. For purposes of the 80% investment policy, “small companies” are companies included in the S&P Developed SmallCap Index. As of February 28, 2026, the market capitalization of the S&P Developed SmallCap Index was between $8.3 million and $46 billion. Derivatives instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.While the fund may invest in securities of any country, portfolio management generally focuses on countries with developed economies (including the US).Management process. In choosing stocks, portfolio management uses proprietary quantitative models to identify and acquire holdings for the fund. The quantitative models are research based and seek to identify primarily fundamental factors, including valuation, momentum, profitability, earnings and sales growth, which have been effective sources of return historically. These are dynamic models with different factor weights for different industry groupings. The fund’s portfolio is constructed based on this quantitative process that strives to maximize returns while maintaining a risk profile similar to the fund’s benchmark index. The use of dynamic models allows the investment process to capture changing market factors which can impact the outcome of the portfolio rebalancing process.Stocks identified using the quantitative models may, at the discretion of portfolio management, be further analyzed and may be excluded from the portfolio based upon additional fundamental considerations, such as fundamental analysts' ratings or the Advisor's environmental, social and governance (ESG) analysis, including when portfolio management believes a security has negative ESG risks and/or characteristics which might have a financially material impact on fund performance. In evaluating ESG issues, portfolio management refers to internal securities specific ESG ratings, internal and external ESG research and other factors and may focus on governance matters in particular. Such variations from the quantitative models are expected to be infrequent. Securities excluded on such discretion will be replaced by other securities identified using the quantitative models. Other equity investments are selected by portfolio management based on their risk and return profile which in turn points to their ability to help achieve the fund’s target risk and contribute to performance.Portfolio management may sell a security when its quantitative model indicates that other investments are more attractive, when the company no longer meets performance or risk expectations, or to maintain portfolio characteristics similar to the fund’s benchmark.All investment decisions are made within risk parameters set by portfolio management. The factors considered and models used by portfolio management may be adjusted from time to time and may favor different types of securities from different industries and companies at different times.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use put options for hedging and volatility management purposes.The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.